Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Percentage of total purchases from Carrier and its affiliates	57.00%	54.00%	52.00%
Amount payable to Carrier Corporation and its affiliates, net of receivables	$ 62,000	$ 41,000
Revenues from sales to Carrier Corporation and its affiliates	32,961	23,710	22,142
Fees related to Transactional Services Agreements with Carrier Corporation	1,798	1,139	2,177
Amount payable to Carrier related to TSA	25	941
Payment made to Greenberg Traurig, P.A for services performed	120	59	63
Carrier and UTC Canada
Related Party Transaction [Line Items]
Unpaid distributions declared to the noncontrolling interest	$ 29,637	$ 6,630